Commitments and Contingencies - Additional Information - Odebrecht (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Oct. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	10 years
Payment made towards commitments			$ 30,211,000	$ 31,675,000
Odebrecht Oil And Gas Sa [Member]
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement		50.00%
Operating lease arrangement period, lessor			12 years
Expected cost of project		1,000,000,000
Payment made towards commitments			35,000,000
Purchase obligation due in 2015			398,600,000
Purchase obligation due in 2016			552,000,000
Short-term loan secured by joint venture			$ 248,000,000